Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock-based Compensation
Stock-based Compensation

9. Stock-based Compensation

At Closing, the 2021 Long-Term Incentive Plan, or the 2021 Plan, and the 2021 Employee Stock Purchase Plan, or the ESPP, became effective. As of September 30, 2021, 7,730,503 and 1,030,033 shares of common stock were available under the 2021 Plan and ESPP, respectively. On January 1 of each year commencing January 1, 2022, the 2021 Plan and the ESPP reserve will automatically increase in an amount equal to the lesser of (a) 5% and 1%, respectively, of the number of shares of the Company’s common stock outstanding on December 31 of the preceding year and (b) a number of shares of common stock determined by the Company’s board of directors.

Under the 2021 Plan, the Company can grant non-statutory stock options, or NSOs, incentive stock options, or ISOs, stock appreciation rights, restricted stock, restricted stock units, unrestricted stock, performance awards and other forms of awards. Under the ESPP, eligible employees are permitted to purchase shares of the Company’s common stock at the lower of 85% of the closing trading price per share of the Company’s common stock on the first day of the offering or 85% of the closing trading price per share on the exercise date, which will occur on the last day of each offering.

Prior to the Closing, Legacy Humacyte had two equity incentive plans, the 2015 Omnibus Incentive Plan, as amended, or the 2015 Plan, and the 2005 Stock Option Plan, or the 2005 Plan. As a result of the Merger, no further awards may be granted under either the 2015 plan or the 2005 Plan. All awards previously granted and outstanding as of the effective date of the Merger, which total 5,886,706 and 518,432 shares of common stock reserved for options issued under the 2015 Plan and 2005 Plan, respectively, were adjusted to reflect the impact of the Merger as set forth in the Merger Agreement, but otherwise remain in effect pursuant to their original terms. The shares underlying any award granted under the 2015 Plan that are forfeited, cancelled or reacquired by the Company prior to vesting, that expire or that are paid out in cash rather than shares will become available for grant and issuance under the 2021 Plan.

The Company’s stock option plans allow for the grant of awards that the Company believes aid in aligning the interests of these persons with those of its stockholders. The Company’s board of directors determines the specific terms of equity incentive grants, including the exercise price per share and vesting period for option awards. Option awards are granted with an exercise price equal to the fair market value of the Company’s common stock at the date of grant.

The Company has granted options that include either a service-based or performance-based vesting conditions, or both, and a 10-year contractual term. The service-based vesting condition for the plans is generally satisfied over 36 to 48 months from the date of grant. The performance-based vesting conditions are satisfied upon the attainment of certain product development milestones. The

Company recognizes stock-based compensation expense based on the grant date fair value of the awards measured using the Black-Scholes option pricing model. Compensation expense related to awards with service-based vesting conditions is recognized on a straight-line basis over the requisite service period. Option valuation models, including the Black-Scholes option-pricing model, require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant-date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility, the expected term of the award, and the fair value of the underlying common stock on the date of grant. Forfeitures are accounted for as they occur.

Compensation expense related to awards with performance-based vesting conditions is recognized over the requisite service period using the accelerated attribution method to the extent achievement of the performance-based condition is probable. The Company does not recognize compensation expense related to awards with performance-based vesting conditions until it is probable that the performance-based vesting condition will be achieved. Forfeitures are accounted for as they occur.

Option awards under the Company’s option plans generally provide for accelerated vesting of the unvested portions of any option award in the event of an involuntary termination, as such term is defined in the relevant stock option agreement, of a grantee’s employment during the period that commences 30 days prior to the effective date of a corporate transaction and that ends 12 months following the effective date of such transaction. Additionally, the Company’s board of directors may, in its sole discretion, accelerate the vesting of any unvested stock options in the event of a corporate transaction.

Under the terms of her employment agreement, the Company awarded the Company’s President and Chief Executive Officer, Laura Niklason M.D., PhD., a stock option award in January 2021 entitling her to purchase 1,312,984 shares of the Company’s common stock at an exercise price of $10.28 per share, none of which have vested as of September 30, 2021. This stock option vests in equal annual installments on each of the first three anniversaries of November 9, 2020, subject to acceleration upon a corporate transaction (as defined in the 2015 Plan). The vesting of this award did not accelerate upon finalization of the Merger.

The Company estimated the fair value of the stock options on the date of grant using the following assumptions in the Black-Scholes option-pricing model:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021(1)	2020	2021
Estimated dividend yield	0%	—	0%	0%
Expected share price volatility (weighted average and range, if applicable)	91.6%	—	91.4% (89.4% to 91.6%)	91.4% (91.0% to 92.1%)
Risk-free interest rate (weighted average and range, if applicable)	0.34%	—	0.40% (0.34% to 0.75%)	0.68% (0.62% to 1.02%)
Expected term of options (in years)	6.0	—	6.0	6.0
(1)	The Company did not grant any stock options during the three months ended September 30, 2021.

●	Fair Value of Common Stock. As the Company’s common stock was not publicly traded prior to the Merger, the fair value of the shares of its common stock underlying the options has historically been determined by the Company’s board of directors with input from management, after considering independent third-party valuation reports.
●	Expected Term. The expected term represents the period that stock options are expected to be outstanding. The Company calculated the expected term using the simplified method for options, which is available where there is insufficient historical data about exercise patterns and post-vesting employment termination behavior. The simplified method is based on the vesting period and the contractual term for each grant, or for each vesting-tranche for awards with graded vesting. The mid-point between the vesting date and the maximum contractual expiration date is used as the expected term under this method. For awards with multiple vesting-tranches, the times from grant until the mid-points for each of the tranches may be averaged to provide an overall expected term.
●	Expected Volatility. The expected volatility was based on the historical share volatility of several publicly traded peer companies over a period of time equal to the expected term of the options, as the Company does not have any trading history to use the volatility of its common stock. For purposes of identifying these peer companies, the Company considered the industry, stage of development, size and financial leverage of potential comparable companies.
●	Risk-Free Interest Rate. The risk-free interest rate was based on the yields of U.S. Treasury zero-coupon securities with maturities similar in duration to the expected term of the options.
●	Expected Dividend Yield. The Company has not paid dividends on its common stock nor does it expect to pay dividends in the foreseeable future. Accordingly, the Company has estimated the dividend yield to be zero.

At September 30, 2021, there were 7,730,503 options remaining available for grant under the 2021 Plan. The Company has sufficient authorized and unissued shares to make all issuances currently available under the 2021 Plan.

The following tables show a summary of stock-based compensation expense included in the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2021, and the three and nine months ended September 30, 2020, and remaining unrecognized cost as of September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
($ in thousands)	2020	2021	2020	2021
Research and development	$308	$486	$781	$1,837
General and administrative	862	1,391	2,685	5,498
Total	$1,170	$1,877	$3,466	$7,335

	December 31,	September 30,
($ in thousands)	2020	2021
Unrecognized share-based compensation cost	$5,789	$12,480
Expected weighted average period compensation costs to be recognized (years)	1.7	2.1

A summary of option activity under the Company’s stock option plans during the nine months ended September 30, 2021 is presented below:

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average Exercise	Contractual Term	Intrinsic Value
	Number of Shares	Price Per Share	(years)	(in thousands)
Options outstanding at December 31, 2020	4,813,262	$6.04	6.6	$20,422
Granted	1,838,029	$10.28
Exercised	(188,006)	$2.97
Forfeited	(63,397)	$7.87
Options outstanding at September 30, 2021	6,399,888	$7.33	6.6	$26,705
Vested and exercisable, September 30, 2021	4,092,342	$5.74	5.1	$23,345
Vested and expected to vest, September 30, 2021	6,399,888	$7.33	6.6	$26,705

The Company did not grant any stock options during the three months ended September 30, 2021.

9. Stock-based Compensation

The Company has adopted the 2015 Omnibus Incentive Plan, as amended, or the 2015 Plan, which allows for the grant of nonstatutory stock options, or NSOs, and incentive stock options, or ISOs, stock appreciation rights, restricted stock, restricted stock units and unrestricted stock awards to employees, officers, directors, and consultants in the service of the Company. The Company believes that such awards aid in aligning the interests of these persons with those of its stockholders. The Board of Directors determines the specific terms of equity incentive grants, including the exercise price per share and vesting period for option awards. Option awards are granted with an exercise price equal to the fair market value of the Company’s common stock at the date of grant.

The Company has granted options that include either a service-based or performance-based vesting condition and a 10-year contractual term. The service-based vesting condition is generally satisfied over 36 months from the date of grant. The performance-based vesting conditions are satisfied upon the attainment of certain product development milestones. The Company recognizes stock-based compensation expense based on the grant date fair value of the awards. Compensation expense related to awards with service-based vesting conditions is recognized on a straight-line basis over the requisite service period. Compensation expense related to awards with performance-based vesting conditions is recognized over the requisite service period using the accelerated attribution method to the extent achievement of the performance-based condition is probable. The Company does not recognize compensation expense related to awards with performance-based vesting conditions until it is probable that the performance-based vesting condition will be achieved. Forfeitures are accounted for as they occur.

Option awards under the 2015 Plan generally provide for accelerated vesting of the unvested portions of any option award in the event of an involuntary termination, as such term is defined in the relevant stock option agreement, of a grantee’s employment during the period that commences 30 days prior to the effective date of a corporate transaction and that ends 12 months following the effective date of such transaction. Additionally, the Company’s board of directors may, in its sole discretion, accelerate the vesting of any unvested stock options in the event of a corporate transaction.

9. Stock-based Compensation (continued)

The Company used the following assumptions on the date of grant to estimate the fair value of the stock options in the Black-Scholes option-pricing model as follows:

	Year Ended December 31,
	2019	2020
Estimated dividend yield	0%	0%
Expected share price volatility	70.1%-87.7%	89.4% - 91.6%
Risk-free interest rate	1.76% - 2.46%	0.34% - 0.75%
Expected term of options (in years)	6.00	6.00

●	Fair Value of Common Stock. As the Company’s common stock has not historically been publicly traded, the fair value of the shares of its common stock underlying the options has historically been determined by the Company’s board of directors with input from management, after considering independent third-party valuation reports.
●	Expected Term. The expected term represents the period that stock options are expected to be outstanding. The Company calculated the expected term using the simplified method for options, which is available where there is insufficient historical data about exercise patterns and post-vesting employment termination behavior. The simplified method is based on the vesting period and the contractual term for each grant, or for each vesting-tranche for awards with graded vesting. The mid-point between the vesting date and the maximum contractual expiration date is used as the expected term under this method. For awards with multiple vesting-tranches, the times from grant until the mid-points for each of the tranches may be averaged to provide an overall expected term.
●	Expected Volatility. The expected volatility was based on the historical share volatility of several publicly traded peer companies over a period of time equal to the expected term of the options, as the Company does not have any trading history to use the volatility of its common stock. For purposes of identifying these peer companies, the Company considered the industry, stage of development, size and financial leverage of potential comparable companies.
●	Risk-Free Interest Rate. The risk-free interest rate was based on the yields of US Treasury zero-coupon securities with maturities similar in duration to the expected term of the options.
●	Expected Dividend Yield. The Company has not paid dividends on its common stock nor does it expect to pay dividends in the foreseeable future. Accordingly, the Company has estimated the dividend yield to be zero.

At December 31, 2020, there were 2,948,598 options remaining available for grant under the 2015 Plan. The Company has sufficient authorized and unissued shares to make all issuances currently contemplated under the 2015 Plan.

9. Stock-based Compensation (continued)

The following tables show a summary of stock-based compensation expense included in the statements of operations and comprehensive loss for the years ended December 31, 2019 and 2020, and remaining unrecognized cost as of December 31, 2019 and 2020:

	Year Ended December 31,
($ in thousands)	2019	2020
Research and development	$914	$1,135
General and administrative	3,543	3,559
Total	$4,457	$4,694

	As of December 31,
($ in thousands)	2019	2020
Unrecognized share-based compensation cost	$7,919	$5,789
Expected weighted average period compensation costs to be recognized (years)	1.8	1.7

A summary of option activity under the 2015 Plan during the years ended December 31, 2019 and 2020 is presented below:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average Exercise	Contractual Term	Intrinsic Value
	Shares	Price Per Share	(years)	(in thousands)
Options outstanding at December 31, 2018	5,638,773	$4.69	7.4	$21,354
Granted	621,031	8.49
Exercised	(620,831)	1.97
Forfeited	(418,737)	7.62
Options outstanding at December 31, 2019	5,220,236	$5.22	6.5	$17,044
Granted	480,856	9.79
Exercised	(195,239)	1.55
Forfeited	(692,591)	3.76
Options outstanding at December 31, 2020	4,813,262	$6.04	6.6	$20,422
Vested and exercisable, December 31, 2020	3,392,302	$4.99	5.9	$17,925
Vested and expected to vest, December 31, 2020	4,813,262	$6.04	6.6	$20,422

The total intrinsic value of options exercised during the years ended December 31, 2019 and 2020 was $4.0 million and $1.4 million, respectively.

The weighted-average grant-date fair value per share of options granted during the years ended December 31, 2019 and 2020 was $5.84 and $7.26, respectively.